Shareholder Report, Average Annual Return (Details) 193306_Hood River Small-Cap Growth Fund_Retirement Shares_TSR Annual {Retirement Shares}	12 Months Ended	60 Months Ended	112 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Shares
Average Annual Return, Percent	71.69%	15.79%	19.69%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	22.82%	12.31%	14.41%
Russell 2000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return Index
Average Annual Return, Percent	38.74%	5.57%	10.82%